Capital structures	12 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
13.	Capital structure

During the years ended June 30, 2010, 2011 and 2012, 771,138, 39,628, and 168,210 ordinary shares were issued respectively as a result of exercises of share options by employees.

During the years ended June 30, 2010, 2011 and 2012, the Company repurchased and cancelled 1,394,300, 1,375,478, and 26,195 ordinary shares respectively.

The Company issued 2,647,743 ordinary shares for acquisition of 100% interest in LNS during the year ended June 30, 2010.

The Company issued 150,000 ordinary shares to Jerry He, the former Chief Executive Officer of the Company, during the year ended June 30, 2011 (see note 14).

Relevant PRC laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations (see note 22).

In addition, since a significant amount of the Group's future revenues will be denominated in RMB, the existing and any future restrictions on currency exchange may limit the Group's ability to utilize revenues generated in RMB to fund the Group's business activities outside of the PRC, if any, or expenditures denominated in foreign currencies.